Share-based payments, Equity Incentive Plan and Options (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Equity Incentive Plan and Options [Abstract]
Number of shares issued upon exercise of each convertible security (in shares) | shares	1
Exercise price of incentive securities in exchange for forfeited securities (in dollars per share) | $ / shares	$ 0